TAX (Details 1)	12 Months Ended
Dec. 31, 2025
ICMS - Tax on Circulation of Goods and Services [Member]
Revenues from sales rate	18.00%
COFINS - Social Security Contribution [Member]
Revenues from sales rate	7.60%
PIS - Social Integration Program [Member]
Revenues from sales rate	1.65%
IPI - Tax on Industrialized Products [Member]
Revenues from sales rate	5.00%
ISSQN - Tax on Services of Any Nature [Member]
Revenues from sales rate	5.00%